Related parties	6 Months Ended
Jun. 30, 2024
Related parties
Related parties

14.    Related parties

The supervisory board directors of Affimed N.V. received compensation in the amounts of €121 and €238 (€114 and €238) for their services on the Supervisory Board in the three and six months ended June 30, 2024 (2023). Members of the Management Board received compensation in the amounts of €505 and €1,098 (€972 and €1,916) for their services on the Management Board in the three and six months ended June 30, 2024 (2023).

The Company recognized share-based payment expenses of €37 and €85 (€83 and €195) for supervisory directors and €370 and €417 (€1,317 and €2,954) for managing directors in the three and six months ended June 30, 2024 (2023).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement:

	Outstanding balances
	June 30, 2024	December 31, 2023
Thomas Hecht	23	21
Mathieu Simon*	7	8
Ulrich Grau*	19	18
Bernhard Ehmer	17	15
Annalisa Jenkins	12	11
Uta Kemmerich-Keil*	19	16
Constanze Ulmer-Eilfort	17	16

* No longer Supervisory Board members, effective June 26, 2024